SUBSEQUENT EVENTS - Property Disposition (Details) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 16, 2021 USD ($) property	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Net proceeds from disposition of real estate assets and condominium developments			$ 304,370	$ 157,198	$ 263,797	$ 1,399,953	$ 64,180
Gain (loss) on sale of properties			$ 46,469	$ 16,901	$ 27,518	$ 180,666	$ 6,299
Subsequent event
Subsequent Event [Line Items]
Number of properties disposed | property	61
Aggregate gross sales price	$ 118,800
Net proceeds from disposition of real estate assets and condominium developments	115,500	$ 3,500
Gain (loss) on sale of properties	$ 27,000